Pension and Other Postretirement Benefits (Details 10)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
U.S. [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.50%	6.00%	6.60%
Expected long-term rate of return on plan assets	8.00%	8.75%	8.75%
Rate of increase in future compensation levels		3.59%	3.59%
Int'l [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.24%	5.72%	5.74%
Expected long-term rate of return on plan assets	5.48%	6.23%	6.51%
Rate of increase in future compensation levels	2.95%	2.99%	2.59%
U.S. Postretirement Health Benefits [Member]
Weighted-average assumptions used for determining net periodic cost
Discount rate	5.25%	5.50%	6.60%